Parties-in-Interest (Details) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative and investment expenses	$ 1,846
Related party
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative and investment expenses	1,800
Related party | TDS and Array Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Participant-directed purchases	7,800
Participant-directed sales	$ 12,900